Note 3 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2023	185,368,915	(36,346,892)	149,022,023
Depreciation for the period	-	(5,111,289)	(5,111,289)
Capitalized expenses	79,442	-	79,442
Balance, June 30, 2023	185,448,357	(41,458,181)	143,990,176